Lease (Tables)	12 Months Ended
Dec. 31, 2020
Lease
Supplemental operating lease information
December 31, 2020
Right of use asset – lease, net	$120,777
Operating lease liability - short-term	$80,258
Operating lease liability - long-term	42,347
Total operating lease liability	$122,605

Discount rate - operating lease	6.0%